                                                  OMB APPROVAL
                                                  OMB Number: 3235-0006
                                                  Expires: October 31, 2000
                                                  Estimated average burden hours
                                                  per response: ......... 24.7

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];             Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer of Bedford Oak Management, LLC, General Partner
       of Bedford Oak Partners, L.P.
Phone: (914) 242-5725

Signature, Place, and Date of Signing:


/s/ Dennis H. Javer                 Mt. Kisco, New York         February 1, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $93,740 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name:  Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

                                                   FORM 13F INFORMATION TABLE

Column 1                      Column 2 Column 3   Column 4        Column 5        Column 6    Column 7         Column 8
                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Abraxas Pete Corp.              COM    003830106  2371       541900    SH         Defined     1,2        541900
Acceptance Insurance            COM    004308102  4163       793000    SH         Defined     1,2        793000
Aetna Insurance                 COM    008117103  1930        47000    SH         Defined     1,2         47000
Annuity & Life RE Holdings      COM    G03910109   511        16000    SH         Defined     1,2         16000
Avatex                          COM    05349F402   414      1035300    SH         Defined     1,2       1035300
Ballantyne of Omaha             COM    058516105   118       310000    SH         Defined     1,2        310000
Bank One Corp.                  COM    06423A103  1099        30000    SH         Defined     1,2          3000
Berkshire Hathaway Class B      COM    084670207   588          250    SH         Defined     1,2           250
Borders Group                   COM    0997079107 1169       100000    SH         Defined     1,2        100000
CNA Financial                   COM    126117100  3685        95100    SH         Defined     1,2         95100
Cable Design                    COM    126924109  1261        75000    SH         Defined     1,2         75000
Cache                           COM    127150308   645       215000    SH         Defined     1,2        215000
Capital Trust                   COM    14052H100  4277       866200    SH         Defined     1,2        866200
Cendant Corp.                   COM    151313103  1925       200000    SH         Defined     1,2        200000
Chart House Enterprise          COM    160902102   210        52600    SH         Defined     1,2         52600
Coastcast                       COM    19057T108   822        47000    SH         Defined     1,2         47000
Coinstar                        COM    19259P300  2600       170508    SH         Defined     1,2        170508
Concurrent Computers            COM    206710204   161        30000    SH         Defined     1,2         30000
Coram Health                    COM    218103109  1013      2355000    SH         Defined     1,2       2355000
Core Inc.                       COM    21867P102   630       180000    SH         Defined     1,2        180000
Cotton States Life              COM    221774102  1317       114500    SH         Defined     1,2        114500
Countrywide                     COM    222372104  3618        72000    SH         Defined     1,2         72000
Covalent Group                  COM    222815102  1042       427542    SH         Defined     1,2        427542
DRS Technologies                COM    23330X100   160        12000    SH         Defined     1,2         12000
Danielson Holding               COM    236274106  2470       541400    SH         Defined     1,2        541400
Data Broadcasting               COM    237596101   441       126000    SH         Defined     1,2        126000
Davel                           COM    238341101     2        97200    SH         Defined     1,2         97200
Dental/Medical Diagnostic       COM    24873K208   137       337079    SH         Defined     1,2        337079
Giant Group                     COM    374503100    28       137700    SH         Defined     1,2        137700
Glacier Water Service           COM    376395109   394        50000    SH         Defined     1,2         50000
H&R Block                       COM    093671105  1655        40000    SH         Defined     1,2         40000
Healtheon/WEBMD CORP            COM    422209106  1984       250000    SH         Defined     1,2        250000
Home Products Int'l             COM    437305105   140        80000    SH         Defined     1,2         80000
IGEN International              COM    449536101   492        40000    SH         Defined     1,2         40000
J Net Enterprises               COM    466392107   160        32000    SH         Defined     1,2         32000
Leggett & Platt                 COM    524660107  4450       235000    SH         Defined     1,2        235000
Leucadia National               COM    527288104  1063        30000    SH         Defined     1,2         30000
Limited                         COM    532716107   853        50000    SH         Defined     1,2         50000
Lincoln National                COM    534187109  1561        33000    SH         Defined     1,2         33000
Medtronic                       COM    585055106  1872        31000    SH         Defined     1,2         31000
Moody's Investors Services      COM    615369105  1438        56000    SH         Defined     1,2         56000
Mueller Ind                     COM    624756102  5236       195300    SH         Defined     1,2        195300
OMI Corp                        COM    Y6476W104   765       118900    SH         Defined     1,2        118900
Paravant Companies              COM    699376109   499       249500    SH         Defined     1,2        249500
Park Place Entertainment        COM    700690100  1492       125000    SH         Defined     1,2        125000
Per-Se Tech                     COM    713569309   261        75000    SH         Defined     1,2         75000
Pfizer Inc.                     COM    717081103  1380        30000    SH         Defined     1,2         30000
Phar-Mor                        COM    717113203   104       118400    SH         Defined     1,2        118400
Phospale Resource Partners      COM    719217101   486       134100    SH         Defined     1,2        134100
Plains Resources                COM    726540503  4274       202300    SH         Defined     1,2        202300
Quentra Networks                COM    748337102     4       125000    SH         Defined     1,2        125000
Rainbow Tech                    COM    750862104   316        20000    SH         Defined     1,2         20000
Ramco Energy                    COM    75144Q101   642       105000    SH         Defined     1,2        105000
Riddell Sports Inc              COM    765670104   789       263000    SH         Defined     1,2        263000
Right Start                     COM    766574206   466       372700    SH         Defined     1,2        372700
Rockwell Intl. Corp.            COM    773903109  2857        60000    SH         Defined     1,2         60000
Silicon Graphics                COM    827056102   800       200000    SH         Defined     1,2         20000
Southwestern Life               COM    845606102  2915       220000    SH         Defined     1,2        220000
Strouds Inc.                    COM    863451100    14       692800    SH         Defined     1,2        692800






Column 1                      Column 2 Column 3   Column 4        Column 5        Column 6    Column 7         Column 8
                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Surety Capital                  COM    12612L108  3135       220000    SH         Defined     1,2        220000
Tosco                           COM    891490302  2986        88000    SH         Defined     1,2         88000
United Technologies Corp.       COM    913017109  2768        35200    SH         Defined     1,2         35200
Unumprovident Corp              COM    91529Y106  1344        50000    SH         Defined     1,2         50000
Waddell Reed Financial Inc.     COM    930059100   941        25000    SH         Defined     1,2         25000
Western Resources               COM    959425109  1241        50000    SH         Defined     1,2         50000
Whitman Educational Group       COM    966524100  2746       915200    SH         Defined     1,2        915200
Itochu Corp.                    COM    6467803      46        10000    SH         Defined     1,2         10000
Kainos Labs                     COM    6480899      44        10000    SH         Defined     1,2         10000
Mitsubishi Materials Corp.      COM    6597089      83        35000    SH         Defined     1,2         35000
Murata MFG Ltd.                 COM    6610403     234         2000    SH         Defined     1,2          2000

                                70 DATA RECORDS  93740                  2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
REPORT SUMMARY